Intangible Assets - Schedule of Intangible Assets (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Intangible Assets [Line Items]
Less: accumulated amortization	$ (2,198,812)	$ (280,461)
Customer Relationships [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of the year	24,186,925
Acquisition of subsidiaries	26,385,737	3,365,528
Gross for the year	26,385,737	3,365,528
Less: accumulated amortization	(2,198,812)	(280,461)
Balance at end of the year	$ 24,186,925	$ 3,085,067